Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Internal Risk Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Year One	$ 93,492
Financing Receivable, Year Two	233,467
Financing Receivable, Year Three	131,246
Financing Receivable, Year Four	40,556
Financing Receivable, Year Five	23,802
Financing Receivable, Prior	67,988
Financing Receivable, Revolving	20,327
Financing Receivable, Total	610,878
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	29
Current period gross charge-offs, Year Three	613
Current period gross charge-offs, Year Four	231
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	2
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	875	$ 59
Current period gross charge-offs	613
Pass [Member]
Financing Receivable, Year One	93,492
Financing Receivable, Year Two	233,467
Financing Receivable, Year Three	129,300
Financing Receivable, Year Four	40,556
Financing Receivable, Year Five	22,509
Financing Receivable, Prior	65,518
Financing Receivable, Revolving	20,327
Financing Receivable, Total	605,169
Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	1,946
Financing Receivable, Year Four	0
Financing Receivable, Year Five	1,293
Financing Receivable, Prior	2,470
Financing Receivable, Revolving	0
Financing Receivable, Total	5,709
Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Year One	6,044
Financing Receivable, Year Two	8,574
Financing Receivable, Year Three	3,840
Financing Receivable, Year Four	1,850
Financing Receivable, Year Five	571
Financing Receivable, Prior	2,006
Financing Receivable, Revolving	0
Financing Receivable, Total	22,885
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	0
Current period gross charge-offs	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Year One	6,044
Financing Receivable, Year Two	8,574
Financing Receivable, Year Three	3,840
Financing Receivable, Year Four	1,850
Financing Receivable, Year Five	571
Financing Receivable, Prior	2,006
Financing Receivable, Revolving	0
Financing Receivable, Total	22,885
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Year One	2,195
Financing Receivable, Year Two	7,153
Financing Receivable, Year Three	12,362
Financing Receivable, Year Four	3,268
Financing Receivable, Year Five	1,026
Financing Receivable, Prior	14,451
Financing Receivable, Revolving	0
Financing Receivable, Total	40,455
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	0
Current period gross charge-offs	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Year One	2,195
Financing Receivable, Year Two	7,153
Financing Receivable, Year Three	12,362
Financing Receivable, Year Four	3,268
Financing Receivable, Year Five	1,026
Financing Receivable, Prior	14,451
Financing Receivable, Revolving	0
Financing Receivable, Total	40,455
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Financing Receivable, Year One	1,566
Financing Receivable, Year Two	15,542
Financing Receivable, Year Three	13,853
Financing Receivable, Year Four	4,483
Financing Receivable, Year Five	2,386
Financing Receivable, Prior	8,850
Financing Receivable, Revolving	0
Financing Receivable, Total	46,680
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	2
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	2
Current period gross charge-offs	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Financing Receivable, Year One	1,566
Financing Receivable, Year Two	15,542
Financing Receivable, Year Three	13,853
Financing Receivable, Year Four	4,483
Financing Receivable, Year Five	2,386
Financing Receivable, Prior	8,850
Financing Receivable, Revolving	0
Financing Receivable, Total	46,680
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Residential Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Year One	1,062
Financing Receivable, Year Two	35
Financing Receivable, Year Three	122
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	205
Financing Receivable, Revolving	4,738
Financing Receivable, Total	6,162
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	0	(0)
Current period gross charge-offs	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Financing Receivable, Year One	1,062
Financing Receivable, Year Two	35
Financing Receivable, Year Three	122
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	205
Financing Receivable, Revolving	4,738
Financing Receivable, Total	6,162
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Current period gross charge-offs, Total	(0)	(0)
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Current period gross charge-offs, Total	2	(0)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Year One	61,338
Financing Receivable, Year Two	121,006
Financing Receivable, Year Three	64,684
Financing Receivable, Year Four	26,631
Financing Receivable, Year Five	16,622
Financing Receivable, Prior	38,897
Financing Receivable, Revolving	1,996
Financing Receivable, Total	331,174
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	134
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	134
Current period gross charge-offs	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Year One	61,338
Financing Receivable, Year Two	121,006
Financing Receivable, Year Three	64,684
Financing Receivable, Year Four	26,631
Financing Receivable, Year Five	16,571
Financing Receivable, Prior	38,897
Financing Receivable, Revolving	1,996
Financing Receivable, Total	331,123
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	51
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	51
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Year One	14,777
Financing Receivable, Year Two	11,244
Financing Receivable, Year Three	7,417
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	2,147
Financing Receivable, Revolving	0
Financing Receivable, Total	35,585
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	0	$ (0)
Current period gross charge-offs	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Year One	14,777
Financing Receivable, Year Two	11,244
Financing Receivable, Year Three	7,417
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	33,438
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	2,147
Financing Receivable, Revolving	0
Financing Receivable, Total	2,147
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Year One	6,441
Financing Receivable, Year Two	69,913
Financing Receivable, Year Three	28,967
Financing Receivable, Year Four	4,324
Financing Receivable, Year Five	3,197
Financing Receivable, Prior	1,433
Financing Receivable, Revolving	13,593
Financing Receivable, Total	127,868
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	29
Current period gross charge-offs, Year Three	613
Current period gross charge-offs, Year Four	97
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	739
Current period gross charge-offs	613
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Pass [Member]
Financing Receivable, Year One	6,441
Financing Receivable, Year Two	69,913
Financing Receivable, Year Three	27,022
Financing Receivable, Year Four	4,324
Financing Receivable, Year Five	1,955
Financing Receivable, Prior	1,109
Financing Receivable, Revolving	13,593
Financing Receivable, Total	124,357
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	1,946
Financing Receivable, Year Four	0
Financing Receivable, Year Five	1,242
Financing Receivable, Prior	323
Financing Receivable, Revolving	0
Financing Receivable, Total	3,511
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Consumer Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Year One	69
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	69
Current period gross charge-offs, Year One	0
Current period gross charge-offs, Year Two	0
Current period gross charge-offs, Year Three	0
Current period gross charge-offs, Year Four	0
Current period gross charge-offs, Year Five	0
Current period gross charge-offs, Prior	0
Current period gross charge-offs, Revolving	0
Current period gross charge-offs, Total	0
Current period gross charge-offs	0
Consumer Portfolio Segment [Member] | Commercial Loan [Member] | Pass [Member]
Financing Receivable, Year One	69
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	69
Consumer Portfolio Segment [Member] | Commercial Loan [Member] | Special Mention [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Consumer Portfolio Segment [Member] | Commercial Loan [Member] | Substandard [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	0
Consumer Portfolio Segment [Member] | Commercial Loan [Member] | Doubtful [Member]
Financing Receivable, Year One	0
Financing Receivable, Year Two	0
Financing Receivable, Year Three	0
Financing Receivable, Year Four	0
Financing Receivable, Year Five	0
Financing Receivable, Prior	0
Financing Receivable, Revolving	0
Financing Receivable, Total	$ 0